INCOME TAXES - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation allowance
Valuation allowance additions due to acquisition		¥ 2,963	¥ 11,724
Loss carryforwards	¥ 558,598	558,598
Uncertain tax benefits
Interest or penalty expense		0	0	¥ 0
Roll-forward of the unrecognized tax benefits
Beginning balance		19,787	14,755	8,345
Addition for tax positions		6,623	5,032	6,410
Ending balance	26,410	¥ 26,410	19,787	14,755
Withholding income tax rate (as a percentage)		10.00%
Withholding income tax rate with Hong Kong as holding company (as a percentage)		5.00%
Cumulated undistributed earnings of the Group's PRC subsidiaries	2,761,814	¥ 2,761,814
PRC dividend withholding tax accrued			32,570	30,696
PRC dividend withholding tax liability	8,552	8,552
Additional provision for PRC dividend withholding tax accrued		¥ 0
Future annual dividend distribution	¥ 300,000
Period of statute of limitations		3 years
Period of statute of limitations, if the underpayment is more than the specified amount		5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 100
Period of statute of limitations for transfer pricing issues		10 years
Valuation allowance for deferred tax assets
Valuation allowance
Charge to costs and expenses		¥ 59,929	55,757	47,122
Valuation allowance additions due to acquisition		2,963	11,724
Charge taken against allowance		46,903	17,064	15,508
Write off		¥ 7,476	¥ 28,319	¥ 1,955